CURRENT AND NON-CURRENT EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefits
Schedule of employee benefits

Description	12.31.2022	12.31.2021
	ThCh$	ThCh$
Accrued vacation	25,773,244	18,630,043
Participation in profits and bonuses	22,618,562	15,538,771
Severance indemnity	17,409,793	14,982,928
Total	65,801,599	49,151,742

	ThCh$	ThCh$
Current	48,391,806	35,012,072
Non-current	17,409,793	14,139,670
Total	65,801,599	49,151,742

Schedule of movements of employee benefits

Movements	12.31.2022	12.31.2021
	ThCh$	ThCh$
Opening balance	14,982,928	14,086,575
Service costs	1,018,080	(8,917)
Interest costs	737,566	1,672,491
Actuarial variations	2,905,020	1,216,808
Benefits paid	(2,233,801)	(1,984,029)
Total	17,409,793	14,982,928

Schedule of actuarial assumptions

Assumptions	12.31.2022	12.31.2021

Discount rate	1.71%	2.30%
Expected salary increase rate	2.0%	2.0%
Turnover rate	7.68%	7.68%
Mortality rate	RV-2014	RV-2014
Retirement age of women	60 years	60 years
Retirement age of men	65 years	65 years

Schedule of personnel expenses

Description	12.31.2022	12.31.2021
	ThCh$	ThCh$
Wages and salaries	277,271,540	225,883,645
Employee benefits	71,566,763	53,340,673
Severance benefits	6,052,239	4,163,608
Other personnel expenses	21,305,979	18,134,494
Total	376,196,521	301,522,420

Severance indemnity
Employee benefits
Schedule of actuarial assumptions

Sensitivity to discount rate	ThCh$

Variation in the provision for an increase of up to 100 bps	(1,084,387)
Variation in the provision for a decrease of up to 100 bps	1,088,927

Sensitivity to salary increase	ThCh$

Variation in the provision for an increase of up to 100 bps	1,133,083
Variation in the provision for a decrease of up to 100 bps	(1,164,934)